Note 6 - Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total stock-based compensation expense					$ 1,115,154	$ 528,644
Share-Based Payment Arrangement, Option [Member]
Total stock-based compensation expense	$ 163,746	$ 292,740	$ 383,063	$ 585,484	1,110,987	474,477
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member] (Deprecated 2026)
Total stock-based compensation expense					513,867	222,202
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member] (Deprecated 2026)
Total stock-based compensation expense					597,120	252,275
Restricted Stock [Member] | General and Administrative Expense [Member] (Deprecated 2026)
Total stock-based compensation expense					$ 4,167	$ 54,167